GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2015 FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
7,154,135	Great-West Bond Index Fund Institutional Class(a)	$ 75,046,871
3,510,149	Great-West Core Bond Fund Institutional Class(a)	36,891,666
4,629,028	Great-West Global Bond Fund Institutional Class(a)	41,892,701
2,957,719	Great-West High Yield Bond Fund Institutional Class(a)	28,896,917
9,854,990	Great-West Inflation-Protected Securities Fund Institutional Class(a)	102,590,447
3,215,819	Great-West Multi-Sector Bond Fund Institutional Class(a)	31,707,976
3,672,902	Great-West Short Duration Bond Fund Institutional Class(a)	37,243,231

TOTAL BOND MUTUAL FUNDS — 46.33% (Cost $339,745,421)		$354,269,809
EQUITY MUTUAL FUNDS
497,614	American Century Real Estate Fund Class R6	12,574,700
880,244	DFA International Real Estate Securities Institutional Class	3,459,360
267,249	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	2,840,856
1,056,840	Great-West Emerging Markets Equity Fund Institutional Class(a)	9,955,434
1,505,503	Great-West International Growth Fund Institutional Class(a)	16,063,716
3,785,343	Great-West International Index Fund Institutional Class(a)	35,544,375
2,459,831	Great-West International Value Fund Institutional Class(a)	19,555,655
2,272,200	Great-West Large Cap Growth Fund Institutional Class(a)	28,266,164
5,270,347	Great-West Large Cap Value Fund Institutional Class(a)	33,361,295
1,069,836	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	6,622,285
1,490,491	Great-West Mid Cap Value Fund Institutional Class(a)	11,446,970
Shares		Fair Value
Equity Mutual Funds — (continued)
1,761,755	Great-West Real Estate Index Fund Institutional Class(a)	$ 12,561,315
6,413,129	Great-West S&P 500® Index Fund Institutional Class(a)	61,694,303
3,378,678	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	26,421,259
1,889,620	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	12,263,635
101,239	Great-West Small Cap Growth Fund Institutional Class(a)	1,160,204
1,386,225	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	12,074,021
345,303	Invesco Global Real Estate Fund Class R6	3,453,029
144,604	Janus Henderson Triton Fund Class N	4,546,345
822,006	Northern Emerging Markets Equity Index Fund	9,888,731

TOTAL EQUITY MUTUAL FUNDS — 42.34% (Cost $315,431,393)		$323,753,652
Account Balance
FIXED INTEREST CONTRACT
86,966,670(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	86,966,670

TOTAL FIXED INTEREST CONTRACT — 11.37% (Cost $86,966,670)		$86,966,670
TOTAL INVESTMENTS — 100.04% (Cost $742,143,484)		$764,990,131
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(333,162)
TOTAL NET ASSETS — 100.00%		$764,656,969

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2020 FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
3,027,630	Great-West Bond Index Fund Institutional Class(a)	$ 31,759,837
1,479,722	Great-West Core Bond Fund Institutional Class(a)	15,551,878
1,802,850	Great-West Global Bond Fund Institutional Class(a)	16,315,789
1,174,122	Great-West High Yield Bond Fund Institutional Class(a)	11,471,175
3,024,154	Great-West Inflation-Protected Securities Fund Institutional Class(a)	31,481,447
1,342,277	Great-West Multi-Sector Bond Fund Institutional Class(a)	13,234,853
1,172,587	Great-West Short Duration Bond Fund Institutional Class(a)	11,890,026

TOTAL BOND MUTUAL FUNDS — 43.43% (Cost $126,670,754)		$131,705,005
EQUITY MUTUAL FUNDS
199,941	American Century Real Estate Fund Class R6	5,052,511
371,390	DFA International Real Estate Securities Institutional Class	1,459,563
117,276	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	1,246,638
514,134	Great-West Emerging Markets Equity Fund Institutional Class(a)	4,843,145
691,694	Great-West International Growth Fund Institutional Class(a)	7,380,377
1,737,218	Great-West International Index Fund Institutional Class(a)	16,312,482
1,128,138	Great-West International Value Fund Institutional Class(a)	8,968,700
988,072	Great-West Large Cap Growth Fund Institutional Class(a)	12,291,620
2,305,718	Great-West Large Cap Value Fund Institutional Class(a)	14,595,192
512,169	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	3,170,329
Shares		Fair Value
Equity Mutual Funds — (continued)
654,061	Great-West Mid Cap Value Fund Institutional Class(a)	$ 5,023,185
707,847	Great-West Real Estate Index Fund Institutional Class(a)	5,046,951
2,793,746	Great-West S&P 500® Index Fund Institutional Class(a)	26,875,833
1,472,987	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	11,518,759
908,675	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	5,897,303
48,247	Great-West Small Cap Growth Fund Institutional Class(a)	552,912
599,145	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	5,218,553
145,994	Invesco Global Real Estate Fund Class R6	1,459,935
69,043	Janus Henderson Triton Fund Class N	2,170,704
402,371	Northern Emerging Markets Equity Index Fund	4,840,520

TOTAL EQUITY MUTUAL FUNDS — 47.47% (Cost $140,870,247)		$143,925,212
Account Balance
FIXED INTEREST CONTRACT
27,707,802(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	27,707,802

TOTAL FIXED INTEREST CONTRACT — 9.14% (Cost $27,707,802)		$27,707,802
TOTAL INVESTMENTS — 100.04% (Cost $295,248,803)		$303,338,019
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(135,563)
TOTAL NET ASSETS — 100.00%		$303,202,456

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2025 FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
15,617,431	Great-West Bond Index Fund Institutional Class(a)	$ 163,826,849
7,653,254	Great-West Core Bond Fund Institutional Class(a)	80,435,701
8,766,734	Great-West Global Bond Fund Institutional Class(a)	79,338,947
5,808,007	Great-West High Yield Bond Fund Institutional Class(a)	56,744,226
11,345,370	Great-West Inflation-Protected Securities Fund Institutional Class(a)	118,105,301
6,872,108	Great-West Multi-Sector Bond Fund Institutional Class(a)	67,758,989
4,614,891	Great-West Short Duration Bond Fund Institutional Class(a)	46,794,991

TOTAL BOND MUTUAL FUNDS — 38.87% (Cost $588,114,675)		$613,005,004
EQUITY MUTUAL FUNDS
1,042,412	American Century Real Estate Fund Class R6	26,341,756
2,053,254	DFA International Real Estate Securities Institutional Class	8,069,287
684,194	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	7,272,978
3,335,582	Great-West Emerging Markets Equity Fund Institutional Class(a)	31,421,185
4,271,035	Great-West International Growth Fund Institutional Class(a)	45,571,941
10,737,641	Great-West International Index Fund Institutional Class(a)	100,826,450
6,971,194	Great-West International Value Fund Institutional Class(a)	55,420,992
5,689,898	Great-West Large Cap Growth Fund Institutional Class(a)	70,782,335
13,513,011	Great-West Large Cap Value Fund Institutional Class(a)	85,537,357
3,303,038	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	20,445,806
Shares		Fair Value
Equity Mutual Funds — (continued)
3,833,733	Great-West Mid Cap Value Fund Institutional Class(a)	$ 29,443,066
3,693,758	Great-West Real Estate Index Fund Institutional Class(a)	26,336,495
16,259,720	Great-West S&P 500® Index Fund Institutional Class(a)	156,418,504
8,573,447	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	67,044,353
5,819,561	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	37,768,954
305,321	Great-West Small Cap Growth Fund Institutional Class(a)	3,498,977
3,468,534	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	30,210,934
806,590	Invesco Global Real Estate Fund Class R6	8,065,899
443,926	Janus Henderson Triton Fund Class N	13,957,048
2,587,128	Northern Emerging Markets Equity Index Fund	31,123,153

TOTAL EQUITY MUTUAL FUNDS — 54.26% (Cost $843,233,093)		$855,557,470
Account Balance
FIXED INTEREST CONTRACT
109,020,478(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	109,020,478

TOTAL FIXED INTEREST CONTRACT — 6.91% (Cost $109,020,478)		$109,020,478
TOTAL INVESTMENTS — 100.04% (Cost $1,540,368,246)		$1,577,582,952
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(661,304)
TOTAL NET ASSETS — 100.00%		$1,576,921,648

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2030 FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,766,981	Great-West Bond Index Fund Institutional Class(a)	$ 29,025,630
1,354,935	Great-West Core Bond Fund Institutional Class(a)	14,240,363
1,478,122	Great-West Global Bond Fund Institutional Class(a)	13,376,999
988,020	Great-West High Yield Bond Fund Institutional Class(a)	9,652,958
1,416,624	Great-West Inflation-Protected Securities Fund Institutional Class(a)	14,747,057
1,207,359	Great-West Multi-Sector Bond Fund Institutional Class(a)	11,904,562
618,042	Great-West Short Duration Bond Fund Institutional Class(a)	6,266,948

TOTAL BOND MUTUAL FUNDS — 31.69% (Cost $95,635,913)		$99,214,517
EQUITY MUTUAL FUNDS
207,616	American Century Real Estate Fund Class R6	5,246,465
422,705	DFA International Real Estate Securities Institutional Class	1,661,230
159,145	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	1,691,713
844,867	Great-West Emerging Markets Equity Fund Institutional Class(a)	7,958,643
1,030,596	Great-West International Growth Fund Institutional Class(a)	10,996,461
2,591,278	Great-West International Index Fund Institutional Class(a)	24,332,104
1,681,556	Great-West International Value Fund Institutional Class(a)	13,368,373
1,296,845	Great-West Large Cap Growth Fund Institutional Class(a)	16,132,753
3,101,441	Great-West Large Cap Value Fund Institutional Class(a)	19,632,124
821,358	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	5,084,205
Shares		Fair Value
Equity Mutual Funds — (continued)
877,119	Great-West Mid Cap Value Fund Institutional Class(a)	$ 6,736,274
735,598	Great-West Real Estate Index Fund Institutional Class(a)	5,244,812
3,712,787	Great-West S&P 500® Index Fund Institutional Class(a)	35,717,010
1,956,468	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	15,299,580
1,453,761	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	9,434,911
77,023	Great-West Small Cap Growth Fund Institutional Class(a)	882,685
788,479	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	6,867,647
165,983	Invesco Global Real Estate Fund Class R6	1,659,831
109,796	Janus Henderson Triton Fund Class N	3,451,978
661,968	Northern Emerging Markets Equity Index Fund	7,963,470

TOTAL EQUITY MUTUAL FUNDS — 63.68% (Cost $199,695,947)		$199,362,269
Account Balance
FIXED INTEREST CONTRACT
14,615,934(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	14,615,934

TOTAL FIXED INTEREST CONTRACT — 4.67% (Cost $14,615,934)		$14,615,934
TOTAL INVESTMENTS — 100.04% (Cost $309,947,794)		$313,192,720
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(134,691)
TOTAL NET ASSETS — 100.00%		$313,058,029

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2035 FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
10,014,728	Great-West Bond Index Fund Institutional Class(a)	$ 105,054,492
4,914,959	Great-West Core Bond Fund Institutional Class(a)	51,656,221
5,134,619	Great-West Global Bond Fund Institutional Class(a)	46,468,303
3,488,292	Great-West High Yield Bond Fund Institutional Class(a)	34,080,614
3,458,703	Great-West Inflation-Protected Securities Fund Institutional Class(a)	36,005,095
4,347,495	Great-West Multi-Sector Bond Fund Institutional Class(a)	42,866,301
1,671,778	Great-West Short Duration Bond Fund Institutional Class(a)	16,951,831

TOTAL BOND MUTUAL FUNDS — 22.62% (Cost $320,126,211)		$333,082,857
EQUITY MUTUAL FUNDS
991,642	American Century Real Estate Fund Class R6	25,058,788
2,104,463	DFA International Real Estate Securities Institutional Class	8,270,541
859,465	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	9,136,107
5,026,630	Great-West Emerging Markets Equity Fund Institutional Class(a)	47,350,857
5,867,689	Great-West International Growth Fund Institutional Class(a)	62,608,242
14,753,938	Great-West International Index Fund Institutional Class(a)	138,539,478
9,572,780	Great-West International Value Fund Institutional Class(a)	76,103,601
6,951,349	Great-West Large Cap Growth Fund Institutional Class(a)	86,474,778
16,828,935	Great-West Large Cap Value Fund Institutional Class(a)	106,527,161
4,827,747	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	29,883,753
Shares		Fair Value
Equity Mutual Funds — (continued)
4,771,361	Great-West Mid Cap Value Fund Institutional Class(a)	$ 36,644,054
3,512,300	Great-West Real Estate Index Fund Institutional Class(a)	25,042,702
20,082,428	Great-West S&P 500® Index Fund Institutional Class(a)	193,192,952
10,588,532	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	82,802,320
8,534,682	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	55,390,084
440,669	Great-West Small Cap Growth Fund Institutional Class(a)	5,050,070
4,230,888	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	36,851,037
826,224	Invesco Global Real Estate Fund Class R6	8,262,237
645,336	Janus Henderson Triton Fund Class N	20,289,368
3,883,069	Northern Emerging Markets Equity Index Fund	46,713,319

TOTAL EQUITY MUTUAL FUNDS — 74.73% (Cost $1,122,356,844)		$1,100,191,449
Account Balance
FIXED INTEREST CONTRACT
39,625,479(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	39,625,479

TOTAL FIXED INTEREST CONTRACT — 2.69% (Cost $39,625,479)		$39,625,479
TOTAL INVESTMENTS — 100.04% (Cost $1,482,108,534)		$1,472,899,785
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(623,228)
TOTAL NET ASSETS — 100.00%		$1,472,276,557

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2040 FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,014,797	Great-West Bond Index Fund Institutional Class(a)	$ 10,645,225
496,354	Great-West Core Bond Fund Institutional Class(a)	5,216,674
505,095	Great-West Global Bond Fund Institutional Class(a)	4,571,107
344,647	Great-West High Yield Bond Fund Institutional Class(a)	3,367,197
210,219	Great-West Inflation-Protected Securities Fund Institutional Class(a)	2,188,384
439,153	Great-West Multi-Sector Bond Fund Institutional Class(a)	4,330,050
123,922	Great-West Short Duration Bond Fund Institutional Class(a)	1,256,571

TOTAL BOND MUTUAL FUNDS — 14.48% (Cost $30,545,783)		$31,575,208
EQUITY MUTUAL FUNDS
147,126	American Century Real Estate Fund Class R6	3,717,865
327,217	DFA International Real Estate Securities Institutional Class	1,285,964
139,623	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	1,484,189
909,486	Great-West Emerging Markets Equity Fund Institutional Class(a)	8,567,360
1,003,771	Great-West International Growth Fund Institutional Class(a)	10,710,241
2,525,900	Great-West International Index Fund Institutional Class(a)	23,718,202
1,640,936	Great-West International Value Fund Institutional Class(a)	13,045,439
1,124,110	Great-West Large Cap Growth Fund Institutional Class(a)	13,983,923
2,748,917	Great-West Large Cap Value Fund Institutional Class(a)	17,400,646
847,392	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	5,245,357
Shares		Fair Value
Equity Mutual Funds — (continued)
778,281	Great-West Mid Cap Value Fund Institutional Class(a)	$ 5,977,198
520,931	Great-West Real Estate Index Fund Institutional Class(a)	3,714,238
3,253,351	Great-West S&P 500® Index Fund Institutional Class(a)	31,297,240
1,720,407	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	13,453,583
1,499,239	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	9,730,060
78,506	Great-West Small Cap Growth Fund Institutional Class(a)	899,676
683,234	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	5,950,971
128,652	Invesco Global Real Estate Fund Class R6	1,286,521
113,926	Janus Henderson Triton Fund Class N	3,581,819
713,310	Northern Emerging Markets Equity Index Fund	8,581,119

TOTAL EQUITY MUTUAL FUNDS — 84.23% (Cost $186,700,999)		$183,631,611
Account Balance
FIXED INTEREST CONTRACT
2,902,294(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	2,902,294

TOTAL FIXED INTEREST CONTRACT — 1.33% (Cost $2,902,294)		$2,902,294
TOTAL INVESTMENTS — 100.04% (Cost $220,149,076)		$218,109,113
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(95,921)
TOTAL NET ASSETS — 100.00%		$218,013,192

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2045 FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,843,593	Great-West Bond Index Fund Institutional Class(a)	$ 29,829,290
1,390,794	Great-West Core Bond Fund Institutional Class(a)	14,617,242
1,379,931	Great-West Global Bond Fund Institutional Class(a)	12,488,379
947,857	Great-West High Yield Bond Fund Institutional Class(a)	9,260,560
272,747	Great-West Inflation-Protected Securities Fund Institutional Class(a)	2,839,296
1,221,111	Great-West Multi-Sector Bond Fund Institutional Class(a)	12,040,159
236,167	Great-West Short Duration Bond Fund Institutional Class(a)	2,394,731

TOTAL BOND MUTUAL FUNDS — 9.35% (Cost $80,259,667)		$83,469,657
EQUITY MUTUAL FUNDS
606,279	American Century Real Estate Fund Class R6	15,320,683
1,408,946	DFA International Real Estate Securities Institutional Class	5,537,158
596,123	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	6,336,785
4,259,621	Great-West Emerging Markets Equity Fund Institutional Class(a)	40,125,627
4,503,192	Great-West International Growth Fund Institutional Class(a)	48,049,060
11,335,611	Great-West International Index Fund Institutional Class(a)	106,441,383
7,355,576	Great-West International Value Fund Institutional Class(a)	58,476,833
4,735,757	Great-West Large Cap Growth Fund Institutional Class(a)	58,912,815
11,725,580	Great-West Large Cap Value Fund Institutional Class(a)	74,222,921
3,871,505	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	23,964,615
Shares		Fair Value
Equity Mutual Funds — (continued)
3,314,857	Great-West Mid Cap Value Fund Institutional Class(a)	$ 25,458,104
2,148,121	Great-West Real Estate Index Fund Institutional Class(a)	15,316,104
13,850,191	Great-West S&P 500® Index Fund Institutional Class(a)	133,238,838
7,299,064	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	57,078,677
6,855,845	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	44,494,437
359,993	Great-West Small Cap Growth Fund Institutional Class(a)	4,125,516
2,883,364	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	25,114,103
553,340	Invesco Global Real Estate Fund Class R6	5,533,397
520,936	Janus Henderson Triton Fund Class N	16,378,232
3,318,993	Northern Emerging Markets Equity Index Fund	39,927,487

TOTAL EQUITY MUTUAL FUNDS — 90.07% (Cost $829,653,438)		$804,052,775
Account Balance
FIXED INTEREST CONTRACT
5,586,257(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	5,586,257

TOTAL FIXED INTEREST CONTRACT — 0.62% (Cost $5,586,257)		$5,586,257
TOTAL INVESTMENTS — 100.04% (Cost $915,499,362)		$893,108,689
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(374,269)
TOTAL NET ASSETS — 100.00%		$892,734,420

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2050 FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
309,560	Great-West Bond Index Fund Institutional Class(a)	$ 3,247,286
152,438	Great-West Core Bond Fund Institutional Class(a)	1,602,122
146,605	Great-West Global Bond Fund Institutional Class(a)	1,326,773
100,816	Great-West High Yield Bond Fund Institutional Class(a)	984,977
133,297	Great-West Multi-Sector Bond Fund Institutional Class(a)	1,314,310
15,932	Great-West Short Duration Bond Fund Institutional Class(a)	161,547

TOTAL BOND MUTUAL FUNDS — 7.41% (Cost $8,359,351)		$8,637,015
EQUITY MUTUAL FUNDS
79,758	American Century Real Estate Fund Class R6	2,015,493
192,826	DFA International Real Estate Securities Institutional Class	757,805
77,912	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	828,200
607,055	Great-West Emerging Markets Equity Fund Institutional Class(a)	5,718,463
612,064	Great-West International Growth Fund Institutional Class(a)	6,530,728
1,538,445	Great-West International Index Fund Institutional Class(a)	14,446,003
999,499	Great-West International Value Fund Institutional Class(a)	7,946,019
611,709	Great-West Large Cap Growth Fund Institutional Class(a)	7,609,662
1,525,470	Great-West Large Cap Value Fund Institutional Class(a)	9,656,224
539,981	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	3,342,482
431,446	Great-West Mid Cap Value Fund Institutional Class(a)	3,313,504
Shares		Fair Value
Equity Mutual Funds — (continued)
282,376	Great-West Real Estate Index Fund Institutional Class(a)	$ 2,013,341
1,797,461	Great-West S&P 500® Index Fund Institutional Class(a)	17,291,571
946,642	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	7,402,738
954,146	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	6,192,409
50,219	Great-West Small Cap Growth Fund Institutional Class(a)	575,509
371,701	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	3,237,514
75,746	Invesco Global Real Estate Fund Class R6	757,464
72,546	Janus Henderson Triton Fund Class N	2,280,848
475,770	Northern Emerging Markets Equity Index Fund	5,723,511

TOTAL EQUITY MUTUAL FUNDS — 92.31% (Cost $109,218,002)		$107,639,488
Account Balance
FIXED INTEREST CONTRACT
380,476(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	380,476

TOTAL FIXED INTEREST CONTRACT — 0.32% (Cost $380,476)		$380,476
TOTAL INVESTMENTS — 100.04% (Cost $117,957,829)		$116,656,979
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(46,136)
TOTAL NET ASSETS — 100.00%		$116,610,843

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2055 FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,016,708	Great-West Bond Index Fund Institutional Class(a)	$ 10,665,265
497,501	Great-West Core Bond Fund Institutional Class(a)	5,228,739
508,904	Great-West Global Bond Fund Institutional Class(a)	4,605,582
330,674	Great-West High Yield Bond Fund Institutional Class(a)	3,230,682
434,026	Great-West Multi-Sector Bond Fund Institutional Class(a)	4,279,495
52,856	Great-West Short Duration Bond Fund Institutional Class(a)	535,967

TOTAL BOND MUTUAL FUNDS — 6.88% (Cost $27,448,607)		$28,545,730
EQUITY MUTUAL FUNDS
285,028	American Century Real Estate Fund Class R6	7,202,662
718,528	DFA International Real Estate Securities Institutional Class	2,823,815
269,273	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	2,862,366
2,306,843	Great-West Emerging Markets Equity Fund Institutional Class(a)	21,730,460
2,233,508	Great-West International Growth Fund Institutional Class(a)	23,831,526
5,627,345	Great-West International Index Fund Institutional Class(a)	52,840,765
3,653,338	Great-West International Value Fund Institutional Class(a)	29,044,035
2,095,394	Great-West Large Cap Growth Fund Institutional Class(a)	26,066,700
5,301,933	Great-West Large Cap Value Fund Institutional Class(a)	33,561,238
1,994,706	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	12,347,233
1,498,284	Great-West Mid Cap Value Fund Institutional Class(a)	11,506,820
Shares		Fair Value
Equity Mutual Funds — (continued)
1,009,758	Great-West Real Estate Index Fund Institutional Class(a)	$ 7,199,577
6,202,776	Great-West S&P 500® Index Fund Institutional Class(a)	59,670,708
3,270,697	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	25,576,851
3,532,118	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	22,923,444
185,491	Great-West Small Cap Growth Fund Institutional Class(a)	2,125,731
1,277,584	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	11,127,753
282,239	Invesco Global Real Estate Fund Class R6	2,822,393
268,538	Janus Henderson Triton Fund Class N	8,442,838
1,784,947	Northern Emerging Markets Equity Index Fund	21,472,917

TOTAL EQUITY MUTUAL FUNDS — 92.86% (Cost $398,719,276)		$385,179,832
Account Balance
FIXED INTEREST CONTRACT
1,237,676(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	1,237,676

TOTAL FIXED INTEREST CONTRACT — 0.30% (Cost $1,237,676)		$1,237,676
TOTAL INVESTMENTS — 100.04% (Cost $427,405,559)		$414,963,238
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(161,457)
TOTAL NET ASSETS — 100.00%		$414,801,781

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2060 FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
7,511	Great-West Bond Index Fund Institutional Class(a)	$ 78,797
3,674	Great-West Core Bond Fund Institutional Class(a)	38,611
3,988	Great-West Global Bond Fund Institutional Class(a)	36,092
2,432	Great-West High Yield Bond Fund Institutional Class(a)	23,764
3,211	Great-West Multi-Sector Bond Fund Institutional Class(a)	31,657
375	Great-West Short Duration Bond Fund Institutional Class(a)	3,799

TOTAL BOND MUTUAL FUNDS — 6.71% (Cost $209,360)		$212,720
EQUITY MUTUAL FUNDS
2,185	American Century Real Estate Fund Class R6	55,204
5,808	DFA International Real Estate Securities Institutional Class	22,826
1,999	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	21,249
18,803	Great-West Emerging Markets Equity Fund Institutional Class(a)	177,121
17,355	Great-West International Growth Fund Institutional Class(a)	185,182
43,783	Great-West International Index Fund Institutional Class(a)	411,125
28,445	Great-West International Value Fund Institutional Class(a)	226,134
15,332	Great-West Large Cap Growth Fund Institutional Class(a)	190,727
39,369	Great-West Large Cap Value Fund Institutional Class(a)	249,203
15,740	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	97,432
11,108	Great-West Mid Cap Value Fund Institutional Class(a)	85,310
7,742	Great-West Real Estate Index Fund Institutional Class(a)	55,203
Shares		Fair Value
Equity Mutual Funds — (continued)
45,727	Great-West S&P 500® Index Fund Institutional Class(a)	$ 439,892
24,137	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	188,749
27,866	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	180,853
1,442	Great-West Small Cap Growth Fund Institutional Class(a)	16,527
9,369	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	81,608
2,283	Invesco Global Real Estate Fund Class R6	22,830
2,109	Janus Henderson Triton Fund Class N	66,305
14,730	Northern Emerging Markets Equity Index Fund	177,200

TOTAL EQUITY MUTUAL FUNDS — 93.04% (Cost $2,880,236)		$2,950,680
Account Balance
FIXED INTEREST CONTRACT
9,181(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	9,181

TOTAL FIXED INTEREST CONTRACT — 0.29% (Cost $9,181)		$9,181
TOTAL INVESTMENTS — 100.04% (Cost $3,098,777)		$3,172,581
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(1,266)
TOTAL NET ASSETS — 100.00%		$3,171,315

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2020, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

September 30, 2020

The following tables are a summary of the transactions for each underlying investment during the period ended September 30, 2020, in which the issuer was an affiliate of a Fund, as defined in the Investment Company Act of 1940.
Great-West Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 09/30/2020	Value 12/31/2019	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	7,154,135	$85,020,889	$11,128,182	$30,098,152	$1,026,984	$8,995,952	$1,085,849	$75,046,871	9.81%
Great-West Core Bond Fund Institutional Class	3,510,149	41,742,927	4,596,593	13,425,497	664,450	3,977,643	770,855	36,891,666	4.82
Great-West Global Bond Fund Institutional Class	4,629,028	44,176,263	5,178,098	11,367,755	(475,992)	3,906,095	595,456	41,892,701	5.48
Great-West High Yield Bond Fund Institutional Class	2,957,719	26,270,433	4,864,115	4,523,360	220,676	2,285,729	432,313	28,896,917	3.78
Great-West Inflation-Protected Securities Fund Institutional Class	9,854,990	99,921,833	16,482,688	26,157,339	(478,196)	12,343,265	280,800	102,590,447	13.42
Great-West Multi-Sector Bond Fund Institutional Class	3,215,819	34,393,811	2,376,635	7,795,386	271,998	2,732,916	838,804	31,707,976	4.15
Great-West Short Duration Bond Fund Institutional Class	3,672,902	37,681,969	4,934,599	8,808,712	(168,880)	3,435,375	576,745	37,243,231	4.87
					1,061,040	37,676,975	4,580,822	354,269,809	46.33
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	267,249	3,042,689	717,654	682,048	89,921	(237,439)	55,307	2,840,856	0.37
Great-West Emerging Markets Equity Fund Institutional Class	1,056,840	10,846,843	1,467,499	3,343,034	(360,536)	984,126	-	9,955,434	1.30
Great-West International Growth Fund Institutional Class	1,505,503	17,268,898	1,906,638	6,566,059	(444,728)	3,454,239	-	16,063,716	2.10
Great-West International Index Fund Institutional Class	3,785,343	38,389,438	5,814,571	7,592,260	419,057	(1,067,374)	266,381	35,544,375	4.65
Great-West International Value Fund Institutional Class	2,459,831	21,108,320	2,775,061	6,032,786	(1,434,949)	1,705,060	186,441	19,555,655	2.56
Great-West Large Cap Growth Fund Institutional Class	2,272,200	29,637,118	4,247,214	12,722,338	500,264	7,104,170	1,066,283	28,266,164	3.70
Great-West Large Cap Value Fund Institutional Class	5,270,347	35,617,649	7,368,343	10,290,214	(3,052,720)	665,517	753,066	33,361,295	4.36
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,069,836	7,131,260	2,093,989	2,538,504	(696,200)	(64,460)	95,535	6,622,285	0.87
Great-West Mid Cap Value Fund Institutional Class	1,490,491	12,183,659	3,282,739	4,316,248	(1,006,690)	296,820	88,904	11,446,970	1.50
Great-West Real Estate Index Fund Institutional Class	1,761,755	13,178,578	3,991,479	3,593,493	(496,009)	(1,015,249)	236,530	12,561,315	1.64
Great-West S&P 500® Index Fund Institutional Class	6,413,129	65,217,905	12,316,172	20,518,743	(1,247,666)	4,678,969	3,856,490	61,694,303	8.07
Great-West S&P Mid Cap 400® Index Fund Institutional Class	3,378,678	27,912,910	7,968,615	11,247,197	(2,361,814)	1,786,931	1,013,695	26,421,259	3.46
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,889,620	13,228,540	3,892,171	5,805,261	(1,961,035)	948,185	440,819	12,263,635	1.60
Great-West Small Cap Growth Fund Institutional Class	101,239	1,200,518	290,330	540,690	(27,088)	210,046	27,189	1,160,204	0.15
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,386,225	12,673,020	2,122,606	4,891,620	(616,690)	2,170,015	140,165	12,074,021	1.58
					(12,696,883)	21,619,556	8,226,805	289,831,487	37.91

September 30, 2020

Great-West Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 09/30/2020	Value 12/31/2019	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2020	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	86,966,670	$88,135,281	$20,276,698	$22,430,571	$-	$-	$985,262	$86,966,670	11.37%
					0	0	985,262	86,966,670	11.37
				Total	$(11,635,843)	$59,296,531	$13,792,889	$731,067,966	95.61%
(a) Includes assets received as part of the Fund's reorganization.
Great-West Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 09/30/2020	Value 12/31/2019	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	3,027,630	$28,968,567	$11,354,658	$10,116,013	$636,585	$1,552,625	$417,856	$31,759,837	10.47%
Great-West Core Bond Fund Institutional Class	1,479,722	14,214,825	5,233,106	4,668,635	202,838	772,582	300,078	15,551,878	5.13
Great-West Global Bond Fund Institutional Class	1,802,850	14,098,528	5,283,684	3,682,159	(115,573)	615,736	222,472	16,315,789	5.38
Great-West High Yield Bond Fund Institutional Class	1,174,122	8,558,070	3,594,934	1,190,361	(63,592)	508,532	160,368	11,471,175	3.78
Great-West Inflation-Protected Securities Fund Institutional Class	3,024,154	24,976,645	11,284,224	6,911,988	(142,753)	2,132,566	79,762	31,481,447	10.38
Great-West Multi-Sector Bond Fund Institutional Class	1,342,277	11,614,331	3,566,386	2,527,454	(74,673)	581,590	325,205	13,234,853	4.37
Great-West Short Duration Bond Fund Institutional Class	1,172,587	9,789,506	4,140,129	2,485,577	(26,477)	445,968	170,084	11,890,026	3.92
					416,355	6,609,599	1,675,825	131,705,005	43.43
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	117,276	1,097,350	461,781	248,087	(30,792)	(64,406)	24,050	1,246,638	0.41
Great-West Emerging Markets Equity Fund Institutional Class	514,134	4,353,715	1,265,182	1,003,665	(44,697)	227,913	-	4,843,145	1.60
Great-West International Growth Fund Institutional Class	691,694	6,568,402	1,461,784	1,867,586	(139,003)	1,217,777	-	7,380,377	2.43
Great-West International Index Fund Institutional Class	1,737,218	14,669,048	4,686,667	2,809,387	(451,805)	(233,846)	121,666	16,312,482	5.38
Great-West International Value Fund Institutional Class	1,128,138	8,075,649	2,362,789	2,037,007	(671,141)	567,269	84,888	8,968,700	2.96
Great-West Large Cap Growth Fund Institutional Class	988,072	10,886,477	2,641,402	4,131,322	(281,498)	2,895,063	448,420	12,291,620	4.05
Great-West Large Cap Value Fund Institutional Class	2,305,718	12,955,479	5,008,036	2,661,938	(676,321)	(706,385)	318,245	14,595,192	4.81
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	512,169	2,855,409	1,400,090	878,348	(246,972)	(206,822)	45,450	3,170,329	1.05
Great-West Mid Cap Value Fund Institutional Class	654,061	4,396,001	1,966,753	1,222,051	(318,951)	(117,518)	36,782	5,023,185	1.66
Great-West Real Estate Index Fund Institutional Class	707,847	4,409,887	2,296,017	1,045,544	(116,102)	(613,409)	89,987	5,046,951	1.66

September 30, 2020

Great-West Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 09/30/2020	Value 12/31/2019	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2020	Value as a Percentage of Net Assets
Great-West S&P 500® Index Fund Institutional Class	2,793,746	$23,987,215	$7,718,419	$6,622,080	$(1,270,163)	$1,792,279	$1,625,770	$26,875,833	8.86%
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,472,987	10,179,707	4,497,205	3,409,475	(884,195)	251,322	435,232	11,518,759	3.80
Great-West S&P Small Cap 600® Index Fund Institutional Class	908,675	5,351,929	2,566,699	2,086,227	(725,600)	64,902	207,982	5,897,303	1.95
Great-West Small Cap Growth Fund Institutional Class	48,247	499,465	179,261	198,063	(12,426)	72,249	13,262	552,912	0.18
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	599,145	4,618,913	1,357,053	1,422,640	(213,308)	665,227	59,837	5,218,553	1.72
					(6,082,974)	5,811,615	3,511,571	128,941,979	42.52
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	27,707,802	22,845,670	11,725,983	7,126,075	-	-	262,224	27,707,802	9.14
					0	0	262,224	27,707,802	9.14
				Total	$(5,666,619)	$12,421,214	$5,449,620	$288,354,786	95.09%
(a) Includes assets received as part of the Fund's reorganization.
Great-West Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 09/30/2020	Value 12/31/2019	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	15,617,431	$177,665,567	$31,587,003	$68,127,112	$2,004,598	$22,701,391	$2,227,906	$163,826,849	10.39%
Great-West Core Bond Fund Institutional Class	7,653,254	87,097,771	13,721,141	30,748,967	1,099,189	10,365,756	1,592,660	80,435,701	5.10
Great-West Global Bond Fund Institutional Class	8,766,734	81,647,534	13,757,259	24,982,546	(866,626)	8,916,700	1,105,186	79,338,947	5.03
Great-West High Yield Bond Fund Institutional Class	5,808,007	50,673,718	11,606,208	10,732,114	545,551	5,196,414	819,059	56,744,226	3.60
Great-West Inflation-Protected Securities Fund Institutional Class	11,345,370	110,907,379	27,378,985	36,362,972	(654,862)	16,181,909	305,623	118,105,301	7.49
Great-West Multi-Sector Bond Fund Institutional Class	6,872,108	70,806,017	7,645,786	18,318,780	(66,434)	7,625,966	1,705,597	67,758,989	4.29
Great-West Short Duration Bond Fund Institutional Class	4,614,891	45,890,396	9,368,833	13,671,906	(273,719)	5,207,668	691,731	46,794,991	2.97
					1,787,697	76,195,804	8,447,762	613,005,004	38.87
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	684,194	7,919,263	1,771,847	1,648,923	368,785	(769,209)	144,661	7,272,978	0.46
Great-West Emerging Markets Equity Fund Institutional Class	3,335,582	34,366,534	4,595,684	10,592,657	(1,006,308)	3,051,624	-	31,421,185	1.99
Great-West International Growth Fund Institutional Class	4,271,035	49,388,150	4,648,291	17,964,035	(1,067,451)	9,499,535	-	45,571,941	2.89
Great-West International Index Fund Institutional Class	10,737,641	110,027,947	15,441,130	21,043,087	1,779,819	(3,599,540)	768,593	100,826,450	6.39

September 30, 2020

Great-West Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 09/30/2020	Value 12/31/2019	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2020	Value as a Percentage of Net Assets
Great-West International Value Fund Institutional Class	6,971,194	$60,565,757	$7,067,408	$16,322,214	$(3,343,567)	$4,110,041	$537,667	$55,420,992	3.52%
Great-West Large Cap Growth Fund Institutional Class	5,689,898	75,855,605	10,042,674	31,437,649	2,530,825	16,321,705	2,663,564	70,782,335	4.49
Great-West Large Cap Value Fund Institutional Class	13,513,011	92,042,880	17,940,963	25,501,793	(7,209,948)	1,055,307	1,934,114	85,537,357	5.42
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	3,303,038	22,131,049	6,011,556	7,123,866	(1,847,020)	(572,933)	296,432	20,445,806	1.30
Great-West Mid Cap Value Fund Institutional Class	3,833,733	31,523,862	7,949,141	9,507,496	(1,379,937)	(522,441)	226,658	29,443,066	1.87
Great-West Real Estate Index Fund Institutional Class	3,693,758	27,596,942	8,634,015	7,950,813	(1,045,033)	(1,943,649)	489,338	26,336,495	1.67
Great-West S&P 500® Index Fund Institutional Class	16,259,720	168,578,200	29,102,084	50,756,023	(1,000,751)	9,494,243	9,816,329	156,418,504	9.92
Great-West S&P Mid Cap 400® Index Fund Institutional Class	8,573,447	71,878,970	18,589,166	25,846,339	(4,291,144)	2,422,556	2,602,183	67,044,353	4.25
Great-West S&P Small Cap 600® Index Fund Institutional Class	5,819,561	41,422,638	11,126,420	17,088,051	(5,620,303)	2,307,947	1,369,641	37,768,954	2.40
Great-West Small Cap Growth Fund Institutional Class	305,321	3,798,646	842,451	1,754,650	(68,767)	612,530	85,424	3,498,977	0.22
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,468,534	32,392,846	4,899,546	11,999,127	(1,174,138)	4,917,669	356,648	30,210,934	1.92
					(24,374,938)	46,385,385	21,291,252	768,000,327	48.71
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	109,020,478	107,098,023	37,915,539	37,194,370	-	-	1,201,286	109,020,478	6.91
					0	0	1,201,286	109,020,478	6.91
				Total	$(22,587,241)	$122,581,189	$30,940,300	$1,490,025,809	94.49%
(a) Includes assets received as part of the Fund's reorganization.
Great-West Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 09/30/2020	Value 12/31/2019	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,766,981	$25,609,253	$10,878,090	$9,569,094	$585,794	$2,107,381	$359,467	$29,025,630	9.27%
Great-West Core Bond Fund Institutional Class	1,354,935	12,570,831	5,071,730	4,454,248	180,672	1,052,050	259,879	14,240,363	4.55
Great-West Global Bond Fund Institutional Class	1,478,122	11,308,002	5,026,458	3,815,622	(107,894)	858,161	176,434	13,376,999	4.27
Great-West High Yield Bond Fund Institutional Class	988,020	7,088,689	3,402,813	1,526,886	(95,612)	688,342	131,353	9,652,958	3.09
Great-West Inflation-Protected Securities Fund Institutional Class	1,416,624	11,284,204	6,232,206	4,069,792	(62,579)	1,300,439	35,637	14,747,057	4.71
Great-West Multi-Sector Bond Fund Institutional Class	1,207,359	10,153,797	3,704,663	2,808,046	(91,575)	854,148	280,744	11,904,562	3.80

September 30, 2020

Great-West Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 09/30/2020	Value 12/31/2019	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2020	Value as a Percentage of Net Assets
Great-West Short Duration Bond Fund Institutional Class	618,042	$5,024,729	$2,548,940	$1,685,590	$(7,842)	$378,869	$85,320	$6,266,948	2.00%
					400,964	7,239,390	1,328,834	99,214,517	31.69
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	159,145	1,518,818	526,289	259,322	(23,187)	(94,072)	32,507	1,691,713	0.54
Great-West Emerging Markets Equity Fund Institutional Class	844,867	7,384,573	1,979,984	1,920,206	(132,916)	514,292	-	7,958,643	2.54
Great-West International Growth Fund Institutional Class	1,030,596	10,099,351	1,608,336	2,499,742	(125,451)	1,788,516	-	10,996,461	3.51
Great-West International Index Fund Institutional Class	2,591,278	22,431,026	6,191,691	3,968,726	(509,101)	(321,887)	182,927	24,332,104	7.77
Great-West International Value Fund Institutional Class	1,681,556	12,321,813	3,069,412	2,937,474	(971,047)	914,622	127,546	13,368,373	4.27
Great-West Large Cap Growth Fund Institutional Class	1,296,845	14,432,018	2,963,965	4,977,279	(223,933)	3,714,049	596,508	16,132,753	5.15
Great-West Large Cap Value Fund Institutional Class	3,101,441	17,855,817	5,850,488	3,182,841	(863,799)	(891,340)	434,309	19,632,124	6.27
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	821,358	4,665,551	2,011,927	1,208,883	(300,631)	(384,390)	72,914	5,084,205	1.63
Great-West Mid Cap Value Fund Institutional Class	877,119	6,108,657	2,262,829	1,399,869	(321,745)	(235,343)	50,345	6,736,274	2.15
Great-West Real Estate Index Fund Institutional Class	735,598	4,677,363	2,198,603	1,000,323	(54,679)	(630,831)	95,063	5,244,812	1.68
Great-West S&P 500® Index Fund Institutional Class	3,712,787	32,295,300	8,556,920	7,260,545	(1,280,380)	2,125,335	2,188,816	35,717,010	11.41
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,956,468	13,839,707	5,199,846	3,789,641	(849,095)	49,668	586,504	15,299,580	4.89
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,453,761	8,675,856	3,617,174	2,832,440	(969,490)	(25,679)	335,743	9,434,911	3.02
Great-West Small Cap Growth Fund Institutional Class	77,023	800,324	234,057	260,587	(11,091)	108,891	20,905	882,685	0.28
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	788,479	6,193,291	1,372,665	1,473,017	(158,465)	774,708	79,614	6,867,647	2.19
					(6,795,010)	7,406,539	4,803,701	179,379,295	57.30
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	14,615,934	11,758,880	7,317,322	4,591,086	-	-	130,818	14,615,934	4.67
					0	0	130,818	14,615,934	4.67
				Total	$(6,394,046)	$14,645,929	$6,263,353	$293,209,746	93.66%
(a) Includes assets received as part of the Fund's reorganization.

September 30, 2020

Great-West Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 09/30/2020	Value 12/31/2019	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	10,014,728	$107,418,383	$22,936,605	$43,627,051	$1,289,851	$18,326,555	$1,334,354	$105,054,492	7.13%
Great-West Core Bond Fund Institutional Class	4,914,959	52,705,991	10,351,669	20,036,363	544,325	8,634,924	962,490	51,656,221	3.51
Great-West Global Bond Fund Institutional Class	5,134,619	45,821,650	10,713,797	17,084,826	(526,844)	7,017,682	627,569	46,468,303	3.16
Great-West High Yield Bond Fund Institutional Class	3,488,292	29,045,721	8,048,935	7,427,715	30,826	4,413,673	467,638	34,080,614	2.31
Great-West Inflation-Protected Securities Fund Institutional Class	3,458,703	31,387,985	11,141,283	12,528,519	(222,367)	6,004,346	86,092	36,005,095	2.45
Great-West Multi-Sector Bond Fund Institutional Class	4,347,495	42,369,587	7,533,068	13,169,613	127,965	6,133,259	1,019,863	42,866,301	2.91
Great-West Short Duration Bond Fund Institutional Class	1,671,778	15,772,493	4,514,582	5,791,999	(79,817)	2,456,755	236,545	16,951,831	1.15
					1,163,939	52,987,194	4,734,551	333,082,857	22.62
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	859,465	9,736,853	1,395,706	1,252,491	167,070	(743,961)	179,315	9,136,107	0.62
Great-West Emerging Markets Equity Fund Institutional Class	5,026,630	52,186,889	3,732,145	12,513,342	(1,111,617)	3,945,165	-	47,350,857	3.22
Great-West International Growth Fund Institutional Class	5,867,689	67,968,522	1,878,611	18,822,401	(538,680)	11,583,510	-	62,608,242	4.25
Great-West International Index Fund Institutional Class	14,753,938	151,013,425	11,059,730	20,637,700	(511,882)	(2,895,977)	1,059,177	138,539,478	9.41
Great-West International Value Fund Institutional Class	9,572,780	83,049,857	4,858,919	15,437,413	(3,067,845)	3,632,238	741,127	76,103,601	5.17
Great-West Large Cap Growth Fund Institutional Class	6,951,349	91,693,613	5,683,937	28,651,222	4,166,209	17,748,450	3,273,622	86,474,778	5.88
Great-West Large Cap Value Fund Institutional Class	16,828,935	114,420,031	13,495,726	16,696,555	(3,928,988)	(4,692,041)	2,413,063	106,527,161	7.24
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	4,827,747	32,449,607	6,223,181	6,560,470	(1,719,750)	(2,228,565)	436,521	29,883,753	2.03
Great-West Mid Cap Value Fund Institutional Class	4,771,361	39,272,463	6,782,509	7,581,096	(992,318)	(1,829,822)	281,394	36,644,054	2.49
Great-West Real Estate Index Fund Institutional Class	3,512,300	26,256,395	6,269,431	4,964,639	(516,553)	(2,518,485)	465,681	25,042,702	1.70
Great-West S&P 500® Index Fund Institutional Class	20,082,428	206,422,120	20,467,257	42,026,025	214,566	8,329,600	12,175,879	193,192,952	13.12
Great-West S&P Mid Cap 400® Index Fund Institutional Class	10,588,532	88,313,418	15,900,439	20,080,897	(2,102,047)	(1,330,640)	3,225,650	82,802,320	5.63
Great-West S&P Small Cap 600® Index Fund Institutional Class	8,534,682	60,166,777	11,470,064	15,504,588	(4,908,997)	(742,169)	2,011,699	55,390,084	3.76
Great-West Small Cap Growth Fund Institutional Class	440,669	5,551,832	808,476	2,064,685	(66,033)	754,447	126,026	5,050,070	0.34
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	4,230,888	39,291,280	3,017,218	10,304,869	(744,999)	4,847,408	437,882	36,851,037	2.50
					(15,661,864)	33,859,158	26,827,036	991,597,196	67.36

September 30, 2020

Great-West Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 09/30/2020	Value 12/31/2019	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2020	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	39,625,479	$36,793,074	$17,761,373	$15,335,464	$-	$-	$406,496	$39,625,479	2.69%
					0	0	406,496	39,625,479	2.69
				Total	$(14,497,925)	$86,846,352	$31,968,083	$1,364,305,532	92.67%
(a) Includes assets received as part of the Fund's reorganization.
Great-West Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 09/30/2020	Value 12/31/2019	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,014,797	$8,963,021	$4,498,606	$3,727,227	$265,405	$910,825	$126,451	$10,645,225	4.88%
Great-West Core Bond Fund Institutional Class	496,354	4,404,880	2,097,763	1,743,040	85,890	457,071	92,008	5,216,674	2.39
Great-West Global Bond Fund Institutional Class	505,095	3,724,506	1,970,434	1,499,707	(34,184)	375,874	59,318	4,571,107	2.10
Great-West High Yield Bond Fund Institutional Class	344,647	2,383,547	1,348,644	665,559	(48,105)	300,565	44,096	3,367,197	1.54
Great-West Inflation-Protected Securities Fund Institutional Class	210,219	1,540,004	1,067,831	631,257	(3,510)	211,806	4,851	2,188,384	1.00
Great-West Multi-Sector Bond Fund Institutional Class	439,153	3,542,658	1,589,980	1,188,474	(34,396)	385,886	98,174	4,330,050	1.99
Great-West Short Duration Bond Fund Institutional Class	123,922	943,546	585,364	367,420	(1,650)	95,081	16,293	1,256,571	0.58
					229,450	2,737,108	441,191	31,575,208	14.48
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	139,623	1,327,608	481,683	225,915	(23,026)	(99,187)	28,710	1,484,189	0.68
Great-West Emerging Markets Equity Fund Institutional Class	909,486	7,825,491	2,192,160	1,998,651	(184,362)	548,360	-	8,567,360	3.93
Great-West International Growth Fund Institutional Class	1,003,771	9,706,945	1,502,862	2,185,735	(169,384)	1,686,169	-	10,710,241	4.91
Great-West International Index Fund Institutional Class	2,525,900	21,554,757	6,060,829	3,349,448	(475,517)	(547,936)	177,468	23,718,202	10.88
Great-West International Value Fund Institutional Class	1,640,936	11,844,615	3,165,488	2,813,797	(1,013,670)	849,133	123,825	13,045,439	5.98
Great-West Large Cap Growth Fund Institutional Class	1,124,110	12,395,705	2,097,969	3,575,781	(213,050)	3,066,030	514,012	13,983,923	6.42
Great-West Large Cap Value Fund Institutional Class	2,748,917	15,559,843	5,295,103	2,440,041	(717,701)	(1,014,259)	380,862	17,400,646	7.98
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	847,392	4,751,414	2,065,935	1,056,622	(271,274)	(515,370)	74,730	5,245,357	2.41
Great-West Mid Cap Value Fund Institutional Class	778,281	5,334,427	2,014,660	1,068,346	(283,688)	(303,543)	43,961	5,977,198	2.74
Great-West Real Estate Index Fund Institutional Class	520,931	3,315,650	1,605,603	739,635	(64,737)	(467,380)	67,107	3,714,238	1.70

September 30, 2020

Great-West Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 09/30/2020	Value 12/31/2019	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2020	Value as a Percentage of Net Assets
Great-West S&P 500® Index Fund Institutional Class	3,253,351	$28,003,482	$7,061,330	$5,219,269	$(1,025,549)	$1,451,697	$1,907,036	$31,297,240	14.36%
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,720,407	11,967,216	4,349,892	2,587,327	(637,290)	(276,198)	510,783	13,453,583	6.17
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,499,239	8,807,159	3,687,916	2,394,832	(802,673)	(370,183)	343,231	9,730,060	4.46
Great-West Small Cap Growth Fund Institutional Class	78,506	806,352	219,886	219,171	(12,220)	92,609	21,253	899,676	0.41
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	683,234	5,300,843	1,068,246	992,459	(123,842)	574,341	68,746	5,950,971	2.73
					(6,017,983)	4,674,283	4,261,724	165,178,323	75.76
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	2,902,294	2,213,314	1,652,922	988,875	-	-	24,934	2,902,294	1.33
					0	0	24,934	2,902,294	1.33
				Total	$(5,788,533)	$7,411,391	$4,727,849	$199,655,825	91.57%
(a) Includes assets received as part of the Fund's reorganization.
Great-West Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 09/30/2020	Value 12/31/2019	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,843,593	$30,012,943	$7,534,216	$14,554,559	$570,521	$6,836,690	$369,275	$29,829,290	3.34%
Great-West Core Bond Fund Institutional Class	1,390,794	14,776,925	3,423,613	6,863,426	235,046	3,280,130	269,181	14,617,242	1.64
Great-West Global Bond Fund Institutional Class	1,379,931	12,131,441	3,285,920	5,547,400	(103,313)	2,618,418	170,310	12,488,379	1.40
Great-West High Yield Bond Fund Institutional Class	947,857	7,800,419	2,409,125	2,753,643	(98,419)	1,804,659	125,083	9,260,560	1.03
Great-West Inflation-Protected Securities Fund Institutional Class	272,747	2,111,757	1,207,132	1,008,295	(4,152)	528,702	5,772	2,839,296	0.32
Great-West Multi-Sector Bond Fund Institutional Class	1,221,111	11,753,241	2,524,242	4,697,595	54,861	2,460,271	283,769	12,040,159	1.35
Great-West Short Duration Bond Fund Institutional Class	236,167	2,112,113	773,076	956,859	667	466,401	31,837	2,394,731	0.27
					655,211	17,995,271	1,255,227	83,469,657	9.35
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	596,123	6,518,029	934,243	692,302	77,742	(423,185)	122,639	6,336,785	0.71
Great-West Emerging Markets Equity Fund Institutional Class	4,259,621	42,186,556	4,047,619	10,079,271	(1,172,236)	3,970,723	-	40,125,627	4.50
Great-West International Growth Fund Institutional Class	4,503,192	49,989,726	1,740,574	13,029,679	(779,579)	9,348,439	-	48,049,060	5.38
Great-West International Index Fund Institutional Class	11,335,611	111,059,777	8,777,060	12,664,321	(782,569)	(731,133)	798,615	106,441,383	11.92

September 30, 2020

Great-West Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 09/30/2020	Value 12/31/2019	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2020	Value as a Percentage of Net Assets
Great-West International Value Fund Institutional Class	7,355,576	$61,064,021	$4,712,042	$10,892,394	$(2,583,001)	$3,593,164	$558,668	$58,476,833	6.55%
Great-West Large Cap Growth Fund Institutional Class	4,735,757	60,126,921	3,773,232	17,899,586	1,686,828	12,912,248	2,214,731	58,912,815	6.60
Great-West Large Cap Value Fund Institutional Class	11,725,580	76,574,668	9,452,577	8,323,800	(1,774,294)	(3,480,524)	1,629,237	74,222,921	8.31
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	3,871,505	25,059,993	4,988,474	4,236,109	(1,100,078)	(1,847,743)	341,590	23,964,615	2.69
Great-West Mid Cap Value Fund Institutional Class	3,314,857	26,262,527	4,437,028	4,095,633	(622,059)	(1,145,818)	187,953	25,458,104	2.85
Great-West Real Estate Index Fund Institutional Class	2,148,121	15,755,494	4,154,073	3,217,164	(368,719)	(1,376,299)	279,666	15,316,104	1.72
Great-West S&P 500® Index Fund Institutional Class	13,850,191	136,873,852	13,602,563	24,364,847	(657,733)	7,127,270	8,250,069	133,238,838	14.93
Great-West S&P Mid Cap 400® Index Fund Institutional Class	7,299,064	58,595,175	10,265,891	10,815,489	(1,150,507)	(966,900)	2,177,193	57,078,677	6.39
Great-West S&P Small Cap 600® Index Fund Institutional Class	6,855,845	46,385,645	9,149,883	9,770,184	(2,898,179)	(1,270,907)	1,573,021	44,494,437	4.98
Great-West Small Cap Growth Fund Institutional Class	359,993	4,214,368	520,475	1,191,568	(43,070)	582,241	98,132	4,125,516	0.46
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	2,883,364	25,720,421	1,482,855	5,240,780	(339,405)	3,151,607	293,459	25,114,103	2.81
					(12,506,859)	29,443,183	18,524,973	721,355,818	80.80
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	5,586,257	5,049,691	3,006,903	2,526,241	-	-	55,904	5,586,257	0.62
					0	0	55,904	5,586,257	0.62
				Total	$(11,851,648)	$47,438,454	$19,836,104	$810,411,732	90.77%
(a) Includes assets received as part of the Fund's reorganization.
Great-West Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 09/30/2020	Value 12/31/2019	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	309,560	$2,943,851	$1,380,480	$1,493,039	$117,783	$415,994	$39,712	$3,247,286	2.79%
Great-West Core Bond Fund Institutional Class	152,438	1,440,617	645,183	691,846	43,420	208,168	29,113	1,602,122	1.37
Great-West Global Bond Fund Institutional Class	146,605	1,192,980	536,796	580,993	(8,381)	177,990	19,017	1,326,773	1.14
Great-West High Yield Bond Fund Institutional Class	100,816	761,899	355,892	265,018	(13,044)	132,204	13,713	984,977	0.84
Great-West Multi-Sector Bond Fund Institutional Class	133,297	1,149,141	461,498	476,263	(4,988)	179,934	31,231	1,314,310	1.13
Great-West Short Duration Bond Fund Institutional Class	15,932	146,289	66,549	72,153	650	20,862	2,321	161,547	0.14
					135,440	1,135,152	135,107	8,637,015	7.41

September 30, 2020

Great-West Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 09/30/2020	Value 12/31/2019	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2020	Value as a Percentage of Net Assets
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	77,912	$741,615	$253,320	$116,978	$(5,274)	$(49,757)	$16,056	$828,200	0.71%
Great-West Emerging Markets Equity Fund Institutional Class	607,055	5,214,027	1,450,340	1,428,511	(126,104)	482,607	-	5,718,463	4.90
Great-West International Growth Fund Institutional Class	612,064	5,904,020	981,420	1,498,148	(113,418)	1,143,436	-	6,530,728	5.60
Great-West International Index Fund Institutional Class	1,538,445	13,118,112	3,575,043	2,181,231	(266,136)	(65,921)	108,423	14,446,003	12.39
Great-West International Value Fund Institutional Class	999,499	7,211,656	1,887,652	1,874,626	(665,843)	721,337	75,727	7,946,019	6.81
Great-West Large Cap Growth Fund Institutional Class	611,709	6,718,231	1,343,235	2,257,348	(147,544)	1,805,544	277,930	7,609,662	6.52
Great-West Large Cap Value Fund Institutional Class	1,525,470	8,633,698	2,805,168	1,391,687	(391,339)	(390,955)	208,182	9,656,224	8.28
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	539,981	3,007,853	1,242,281	598,495	(141,159)	(309,157)	46,950	3,342,482	2.87
Great-West Mid Cap Value Fund Institutional Class	431,446	2,958,525	1,050,127	565,847	(142,215)	(129,301)	23,814	3,313,504	2.84
Great-West Real Estate Index Fund Institutional Class	282,376	1,810,737	880,608	480,201	(48,779)	(197,803)	36,128	2,013,341	1.73
Great-West S&P 500® Index Fund Institutional Class	1,797,461	15,357,993	4,121,791	3,305,435	(580,186)	1,117,222	1,045,602	17,291,571	14.83
Great-West S&P Mid Cap 400® Index Fund Institutional Class	946,642	6,566,551	2,300,545	1,385,171	(323,322)	(79,187)	279,172	7,402,738	6.35
Great-West S&P Small Cap 600® Index Fund Institutional Class	954,146	5,586,003	2,186,435	1,343,677	(420,381)	(236,352)	216,476	6,192,409	5.31
Great-West Small Cap Growth Fund Institutional Class	50,219	511,261	128,167	125,864	(5,018)	61,945	13,516	575,509	0.49
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	371,701	2,877,036	551,688	541,777	(60,881)	350,567	37,497	3,237,514	2.78
					(3,437,599)	4,224,225	2,385,473	96,104,367	82.41
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	380,476	334,261	218,523	176,072	-	-	3,764	380,476	0.32
					0	0	3,764	380,476	0.32
				Total	$(3,302,159)	$5,359,377	$2,524,344	$105,121,858	90.14%
(a) Includes assets received as part of the Fund's reorganization.
Great-West Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 09/30/2020	Value 12/31/2019	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,016,708	$10,776,649	$3,169,819	$5,805,512	$329,765	$2,524,309	$131,823	$10,665,265	2.57%
Great-West Core Bond Fund Institutional Class	497,501	5,285,887	1,453,456	2,749,057	122,487	1,238,453	96,651	5,228,739	1.26

September 30, 2020

Great-West Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 09/30/2020	Value 12/31/2019	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2020	Value as a Percentage of Net Assets
Great-West Global Bond Fund Institutional Class	508,904	$4,595,167	$1,281,988	$2,341,351	$(28,399)	$1,069,778	$66,468	$4,605,582	1.11%
Great-West High Yield Bond Fund Institutional Class	330,674	2,785,641	790,688	1,062,907	(58,100)	717,260	44,938	3,230,682	0.78
Great-West Multi-Sector Bond Fund Institutional Class	434,026	4,222,080	938,574	1,893,891	(29,802)	1,012,732	103,107	4,279,495	1.03
Great-West Short Duration Bond Fund Institutional Class	52,856	532,911	148,243	268,465	1,383	123,278	7,695	535,967	0.13
					337,334	6,685,810	450,682	28,545,730	6.88
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	269,273	2,827,444	523,289	318,691	87,851	(169,676)	55,632	2,862,366	0.69
Great-West Emerging Markets Equity Fund Institutional Class	2,306,843	21,827,935	2,911,693	5,759,891	(601,675)	2,750,723	-	21,730,460	5.24
Great-West International Growth Fund Institutional Class	2,233,508	23,628,865	1,389,821	6,448,092	(495,850)	5,260,932	-	23,831,526	5.74
Great-West International Index Fund Institutional Class	5,627,345	52,485,994	5,953,050	5,828,233	573,401	229,954	394,086	52,840,765	12.74
Great-West International Value Fund Institutional Class	3,653,338	28,857,559	3,041,303	5,473,844	(1,304,252)	2,619,017	275,412	29,044,035	7.00
Great-West Large Cap Growth Fund Institutional Class	2,095,394	25,392,455	2,537,803	8,527,954	195,998	6,664,396	963,078	26,066,700	6.28
Great-West Large Cap Value Fund Institutional Class	5,301,933	32,951,134	5,494,220	4,534,012	(1,083,119)	(350,104)	718,708	33,561,238	8.09
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,994,706	12,251,269	2,987,541	2,213,466	(486,484)	(678,111)	173,417	12,347,233	2.98
Great-West Mid Cap Value Fund Institutional Class	1,498,284	11,312,390	2,417,082	1,958,838	(198,055)	(263,814)	81,815	11,506,820	2.77
Great-West Real Estate Index Fund Institutional Class	1,009,758	7,117,681	2,328,142	1,767,780	(113,991)	(478,466)	127,849	7,199,577	1.74
Great-West S&P 500® Index Fund Institutional Class	6,202,776	58,481,440	8,056,581	11,213,828	(67,628)	4,346,515	3,630,424	59,670,708	14.38
Great-West S&P Mid Cap 400® Index Fund Institutional Class	3,270,697	25,015,861	5,429,013	5,353,273	(776,555)	485,250	965,348	25,576,851	6.17
Great-West S&P Small Cap 600® Index Fund Institutional Class	3,532,118	22,728,057	5,461,305	5,354,144	(1,599,082)	88,226	799,729	22,923,444	5.53
Great-West Small Cap Growth Fund Institutional Class	185,491	2,088,377	341,106	638,247	(17,446)	334,495	50,661	2,125,731	0.51
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,277,584	10,869,847	907,815	2,386,730	(252,112)	1,736,821	129,340	11,127,753	2.68
					(6,138,999)	22,576,158	8,365,499	342,415,207	82.54
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	1,237,676	1,229,593	680,963	686,590	16,536	-	13,710	1,237,676	0.30
					16,536	0	13,710	1,237,676	0.30
				Total	$(5,785,129)	$29,261,968	$8,829,891	$372,198,613	89.72%
(a) Includes assets received as part of the Fund's reorganization.

September 30, 2020

Great-West Lifetime 2060 Fund
Affiliate	Shares Held/ Account Balance 09/30/2020	Value 12/31/2019	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	7,511	$30,044	$99,996	$93,492	$2,505	$42,249	$734	$78,797	2.48%
Great-West Core Bond Fund Institutional Class	3,674	14,792	48,859	45,743	1,145	20,703	586	38,611	1.22
Great-West Global Bond Fund Institutional Class	3,988	13,628	45,200	42,545	(361)	19,809	502	36,092	1.14
Great-West High Yield Bond Fund Institutional Class	2,432	7,797	27,085	22,569	9	11,451	245	23,764	0.75
Great-West Multi-Sector Bond Fund Institutional Class	3,211	11,844	38,179	35,111	414	16,745	605	31,657	1.00
Great-West Short Duration Bond Fund Institutional Class	375	1,421	4,716	4,455	27	2,117	42	3,799	0.12
					3,739	113,074	2,714	212,720	6.71
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	1,999	7,919	27,427	18,260	(1,099)	4,163	420	21,249	0.67
Great-West Emerging Markets Equity Fund Institutional Class	18,803	66,972	219,088	151,726	1,415	42,787	-	177,121	5.59
Great-West International Growth Fund Institutional Class	17,355	69,464	215,446	149,430	8,372	49,702	-	185,182	5.84
Great-West International Index Fund Institutional Class	43,783	154,259	505,443	340,618	(16,079)	92,041	3,125	411,125	12.96
Great-West International Value Fund Institutional Class	28,445	84,821	274,786	185,858	(5,966)	52,385	2,178	226,134	7.13
Great-West Large Cap Growth Fund Institutional Class	15,332	70,499	223,005	162,389	2,533	59,612	6,899	190,727	6.02
Great-West Large Cap Value Fund Institutional Class	39,369	92,631	317,157	207,629	(15,712)	47,044	4,670	249,203	7.86
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	15,740	36,483	129,780	87,069	(9,612)	18,238	1,299	97,432	3.07
Great-West Mid Cap Value Fund Institutional Class	11,108	31,691	110,096	75,110	(6,718)	18,633	466	85,310	2.69
Great-West Real Estate Index Fund Institutional Class	7,742	20,663	75,150	54,679	(7,560)	14,069	780	55,203	1.74
Great-West S&P 500® Index Fund Institutional Class	45,727	162,890	546,027	370,193	(16,921)	101,168	25,225	439,892	13.87
Great-West S&P Mid Cap 400® Index Fund Institutional Class	24,137	69,689	245,279	167,204	(14,591)	40,985	6,835	188,749	5.95
Great-West S&P Small Cap 600® Index Fund Institutional Class	27,866	67,638	240,893	167,503	(20,501)	39,825	5,975	180,853	5.70
Great-West Small Cap Growth Fund Institutional Class	1,442	6,254	20,641	14,746	(38)	4,378	399	16,527	0.52
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	9,369	30,201	98,272	69,954	(2,407)	23,089	950	81,608	2.57
					(104,884)	608,119	59,221	2,606,315	82.18
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	9,181	3,432	16,438	10,761	-	-	72	9,181	0.29
					0	0	72	9,181	0.29
				Total	$(101,145)	$721,193	$62,007	$2,828,216	89.18%

September 30, 2020

(a) Includes assets received as part of the Fund's reorganization.

September 30, 2020